UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 3909 Rush Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 3909 Rush Mendon Road,
        Mendon, New York  14506
        Mailing address: 3909 Rush Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: October 31

Date of reporting period: 11/01/12 - 04/30/13

Item 1 - Attach shareholder report






BULLFINCH FUND, INC.




3909 Rush Mendon Road
Mendon, New York 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)





















Semi-Annual Report
April 30, 2012


Management's Discussion of Fund Performance

June 27, 2013

Dear Fellow Shareholders:

We are very proud to present the April 2013 Semi-Annual Report of Bullfinch Fund, Inc. This report contains the unaudited financial statements for both the Unrestricted Series and the Greater Western New York Series.

These last six months have been mixed, with the Unrestricted Series performing slightly below our benchmark (the ValueLine Geometric Index) and the Greater Western New York Series performing slightly ahead of our benchmark. Oddly, this is the exact opposite of last year's semi-annual report. Long-term, however, as the graphs in this report indicate, both funds have significantly outpaced our benchmark. Although past performance can never guarantee future results, you might be interested to know what explains our past results, both short-term and long-term.

In general, our focus on the downside has helped us over the long-term. You may remember how well we did, both in relative and absolute terms, during the market drops of the early and late 2000s. Today, we continue to build our defensive posture, although we've gone about as far as regulators will let us on the Greater Western New York Series (the SEC requires us to keep 80% invested in local stocks at all times, even when we think the market is overvalued).

Here's our immediate concern. Company fundamentals and broader economic fundamentals do not support the prices currently seen in the market. It's clear quantitative easing (the policy enacted by the Federal Reserve), has artificially stimulated the market. You can see proof of this when there's a hint the Fed might stop. The market has dropped substantially, only to rebound when its convinced quantitative easing won't end soon.

In terms of individual stock performance, the Unrestricted Series was led by Furiex Pharmaceuticals, which we ended up selling once it had met our sell price. Tessera Technologies, Inc., TE Conectivity LTD and Adobe Systems, Inc. rounded out the rest of the leaders, all up more than 30%. In all, for the period, 21 of our 30 stocks were up double digits. Underperforming companies include Expeditors International, our only negative performer for the period and probably an indicator of the slowing global economy. The only other stocks that earned less than 5% for the period were Chesapeake Utilities Corp. (perhaps a victim of higher dividend taxes) and Meridian Bioscience, Inc.
(a victim of both higher dividend taxes and the slowing European economy).

In the Greater Western New York Series, Southwest Airlines and Gibraltar Industries, Inc. led the pack with returns in excess of 50%. A total of 27 out of the 39 stocks in the portfolio had returns into the double digits. Unfortunately, five stocks had negative performance, including two that were down more than 20% (IEC Electronics and VirtualScopics), both highly susceptible to liquidity constraints.

As we monitor the broader economy and individual stocks with an eye for downside protection, we continue to believe growth will be hampered by increased regulations and taxes. This makes it more likely to be a stock-pickers market for the foreseeable future.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President



BULLFINCH FUND, INC.
PERFORMANCE SUMMARY
The graph below represents the changes in value for an initial $10,000 investment in the BULLFINCH Fund from 7/1/02 to 4/30/13. These changes are then compared to a $10,000 investment in the Value Line Geometric Index, The Value Line Geometric Index (VLG) is an unmanaged index of between 1,600 and 1,700 stocks. Value Line states "The VLG was intended to provide a rough approximation of how the median stock in the Value Line Universe performed.
The VLG also has appeal to institutional investors as a proxy for the so-called 'multi-cap' market because it includes large cap, mid cap and small cap stocks alike." The Fund feels it is an appropriate benchmark because the Fund's portfolios are multi-cap portfolios. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Unrestricted Series              Geometric Index

                   $10,000                        $10,000
6/30/2003          $10,655                         $9,119
6/30/2004          $12,504                        $11,618
6/30/2005          $12,852                        $12,179
6/30/2006          $13,020                        $13,043
6/30/2007          $15,435                        $15,216
6/30/2008          $13,814                        $11,469
10/31/2008         $11,401                         $7,913
10/31/2009         $12,054                         $8,668
10/31/2010         $14,203                        $10,495
10/31/2011         $15,636                        $10,416
10/31/2012         $14,922                        $10,993
4/30/2013          $17,600                        $12,080

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2013    Unrestricted Series              Geometric Index

One-Year           + 4.72%                       - 9.41%
Five-Year          + 2.38%                       - 5.53%
Ten-Year           + 4.84%                       - 0.48%

(GRAPH OMITTED)

Year          Bullfinch Fund, Inc.             Value Line
Ending        Greater Western New York Series  Geometric Index

                   $10,000                        $10,000
6/30/2002          $10,664                         $9,119
6/30/2003          $ 9,684                         $7,397
6/30/2004          $13,297                        $11,618
6/30/2005          $14,015                        $12,179
6/30/2006          $15,496                        $13,043
6/30/2007          $17,438                        $15,216
6/30/2008          $15,663                        $11,469
10/31/2008         $13,370                         $7,913
10/31/2009         $12,909                         $8,668
10/31/2010         $16,269                        $10,495
10/31/2011         $17,834                        $10,416
10/31/2012         $17,188                        $10,993
4/30/2013          $20,141                        $12,080

Annualized
Returns
Ending        Bullfinch Fund, Inc.             Value Line
4/30/2013    Greater Western New York Series  Geometric Index

One-Year           - 0.51%                       - 9.41%
Five-Year          + 3.09%                       - 5.53%
Ten-Year           + 5.93%                       + 0.48%

UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2013
(UNAUDITED)


UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)



ASSETS

Investments in Securities, at Fair Value,
    Identified Cost of $3,081,096                    $ 4,588,600

Cash                                                   1,195,946

Accrued Interest and Dividends                             2,890

Prepaid Expenses                                           4,112
                                                    ------------
Total Assets                                        $  5,791,548
                                                    ============

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses                                    $     10,886

Due to Shareholder Transaction                             4,000


NET ASSETS

Net Assets (Equivalent to $16.73 per share
   based on 345,186.405 shares of stock outstanding)   5,776,662
                                                    ------------

Total Liabilities and Net Assets                     $ 5,791,548
                                                    ============

COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      345,186.405 Shares Outstanding                $  4,482,800

Accumulated Net Investment Loss                         (213,642)
                                                    ------------

Net Unrealized Depreciation on Investments             1,507,504
                                                    ============

Net Assets at April 30, 2013                        $  5,776,662





The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2013
(UNAUDITED)

                                 Historical
Common Stocks - 100%    Shares         Cost       Value

Computers - Software - 13.85%
  Adobe Systems Inc.     4,800      125,063  $  216,384
  Microsoft  Corp.       6,200      151,626     205,220
  Oracle Corp.           5,500       56,122     180,290
  Synopsis, Inc.         5,600      115,460     199,192
                                  ---------   ---------
                                    448,271     801,086

Retail - Specialty - 7.23%
  Fastenal Co.           4,800       83,684     235,440
  Zumiez Inc.            6,300      134,766     182,511
                                  ---------   ---------
                                    218,450     417,951

Medical Products and Supplies - 6.73%
  Johnson & Johnson      2,400      136,714     204,552
  Medtronic Inc.           300       10,839      14,004
  Stryker Corporation    2,600      125,743     170,508
                                  ---------   ---------
                                    273,296     389,064

Semiconductors - 6.55%
  Intel Corp.            8,000      143,610     191,600
  NVIDIA Corp.           5,300       95,564      72,981
  Tessera Technologies   5,600       96,089     114,072
                                  ---------   ---------
                                    335,263     378,653

Insurance - 4.18%
  Gallagher Arthur J & Co. 5,700    138,298     241,965

Electronics Components - 4.14%
  TE Connectivity Ltd.   5,500      149,751     239,525

Computers - Networking - 3.87%
  Cisco Systems, Inc.   10,700      160,238     223,844

Retail - General - 3.69%
  Fred's Inc. Class A   15,000      152,560     213,450

Electrical Equipment - 3.41%
  Corning Inc.           7,300       66,773     105,850
  General Electric Co.   4,100       77,607      91,389
                                  ---------   ---------
                                    144,380     197,239


                                 Historical
                        Shares         Cost       Value

Internet Services - 3.20%
  Amazon.com Inc.          730      145,358     185,281

Tobacco Products - 3.18%
  Universal Corp. VA     3,200      120,756     184,160

Pharmaceuticals - 3.17%
   Mylan Inc.            6,300       87,179     183,393

Banking & Finance - 3.07%
  FIserv, Inc.           1,950       85,340     177,664

Commercial Services - 2.99%
  Paychex, Inc.          4,750      130,496     172,948

Food Processing - 2.72%
   Sensient Technologies 4,000       80,550     157,400

Health Care Service Provider - 2.42%
   Almost Family Inc.    7,100      147,274     140,154

Biotech - 2.39%
  Meridian Bioscience, Inc. 6,800   118,878     137,972

Aerospace - 1.36%
  AAR Corporation        4,400       83,191      78,584

Industrial Services - 1.18%
  Expeditors Int'l Washington 1,900  61,567      68,267
                                  ---------   ---------
Total Investments in Securities   3,081,096   4,588,600

Schwab Money Market - 20.67%                  1,195,946
7 Day Yield .01%

Total Invested Assets            $3,081,096 $ 5,784,546
                                  =========   =========

UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2013
(UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                           $      78,584      1.36%
Banking & Finance                   $     177,664      3.07%
Biotech                             $     137,972      2.39%
Commercial Services                 $     172,948      2.99%
Computers - Networking              $     223,844      3.87%
Computers - Software                $     801,086     13.85%
Electrical Equipment                $     197,239      3.41%
Electronics Components              $     239,525      4.14%
Food Processing                     $     157,400      2.72%
Health Care Service Provider        $     140,154      2.42%
Industrial Services                 $      68,267      1.18%
Insurance                           $     241,965      4.18%
Internet Services                   $     185,281      3.20%
Medical Products & Supplies         $     389,064      6.73%
Pharmaceuticals                     $     183,393      3.17%
Retail - General                    $     213,450      3.69%
Retail - Specialty                  $     417,951      7.23%
Semiconductors                      $     378,653      6.55%
Tobacco Products                    $     184,160      3.18%
                                      -----------    -------

Total Equities                      $   4,588,600     79.33%

Cash & Equivalents (7 day yield .01%)$  1,195,946     20.67%
                                      -----------    -------

Total Invested Assets               $   5,784,546    100.00%



The accompanying notes are an integral part of these statements.








UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2012
TO APRIL 30, 2013, FOR THE YEARS ENDED OCTOBER 31, 2012, 2011 and 2010 (UNAUDITED)

                             4/2013       10/2012       10/2011       10/2010
INVESTMENT INCOME:
   Dividends               $ 61,987    $   78,308    $   85,600     $  72,684
EXPENSES:
   Adviser Fees              27,516        51,906        47,651        44,466
   Legal and Professional     6,700        13,443        13,176        12,702
   Director's Fees            1,400         1,200         1,400             0
   D&O/E&O                    4,044         8,150         8,707         8,991
   Fidelity Bond                  0         1,228         1,008           963
   Taxes                        305           450           454           450
   Telephone                     20           167           190           154
   Registration Fees            775           865           850           891
   Custodian Fees             3,413         5,562         6,896         8,057
   Dues and Subscriptions     1,764         2,061         2,061         2,007
                           --------      --------      --------      --------
Total expense                45,937        85,032        82,393        78,681
                           --------      --------      --------      --------
Net investment income (loss) 16,050        (6,724)        3,207        (5,997)
                           --------      --------      --------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from securities
      Transactions          136,171       143,783       238,287        42,440
  Unrealized appreciation (depreciation)
      during the period     477,311       109,313       195,567       652,380
                           --------      --------      --------      --------
  Net gain (loss)
      on investments        613,482       253,096       433,854       694,820
                           --------      --------      --------      --------
CHANGE IN NET ASSETS
  FROM OPERATIONS        $  629,532     $ 246,372     $ 437,061    $  688,823
                           ========      ========      ========      ========

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2012 TO APRIL 30, 2013, FOR THE YEARS ENDED OCTOBER 31, 2012, 2011
AND 2010 (UNAUDITED)

	                       4/2013       10/2012       10/2011       10/2010
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment
   income (loss)        $    16,050  $      6,724)  $     3,207   $    (5,997)
 Net realized gain (loss) from securities
    transactions            136,171       143,783       238,287        42,440
 Net change in unrealized appreciation (depreciation)
    of investments          477,311       109,313       195,567       652,380
                           --------      --------      --------      --------
Change in net assets
    from operations         629,532       246,372       437,061       688,823

CAPITAL SHARE TRANSACTIONS:
   Sales                    312,017       294,983       266,136       160,643
   Redemptions              (86,015)     (226,931)     (453,229)     (489,727)
                           --------      --------      --------      --------
Total capital share
   Transactions             226,002        68,052      (187,093)     (329,084)
                           --------      --------      --------      --------
Increase (decrease)
   in net assets            855,534       314,424       249,968       359,739

NET ASSETS:
  Beginning of period     4,921,128     4,606,704     4,356,736     3,996,997
                           --------      --------      --------      --------
  End of period         $ 5,776,662   $ 4,921,128   $ 4,606,704   $ 4,356,736
                           ========      ========      ========      ========
The accompanying notes are an integral part of these statements.

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS APRIL 30, 2013 (UNAUDITED)


NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of April 30, 2013 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its ordinary income of $3,217 to its shareholders on December 27, 2011, in the form of stock dividends equal to 215.509 shares of stock. The Series made a distribution of its ordinary income of $19,498 to its shareholders on December 29, 2012, in the form of stock dividends equal to 1,252.658 shares of stock. The Series made a distribution of its capital gains of $143,777 to its shareholders on December 29, 2012, in the form of stock dividends equal to 9,236.828 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2012 to April 30, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $225,041 of common stock.

For the year ended October 31, 2012, the Series purchased $356,049 of common stock. During the same period, the Series sold $393,230 of common stock.

For the year ended October 31, 2011, the Series purchased $514,255 of common stock. During the same period, the Series sold $808,893 of common stock.

For the year ended October 31, 2010, the Series purchased $829,952 of common stock. During the same period, the Series sold $845,835 of common stock

At April 30, 2013, the gross unrealized appreciation for all securities totaled $1,541,815 and the gross unrealized depreciation for all securities totaled $34,311, or a net unrealized appreciation of $1,507,504. The aggregate cost of securities for federal income tax purposes at April 30, 2013 was $3,081,096.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $1,095,914 and the gross unrealized depreciation for all securities totaled $65,720, or a net unrealized appreciation of $1,030,194. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $3,169,999.

At October 31, 2011 the gross unrealized appreciation for all securities totaled $985,408 and the gross unrealized depreciation for all securities totaled $64,527, or a net unrealized appreciation of $920,881. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $3,063,580.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $794,792 and the gross unrealized depreciation for all securities totaled $69,479, or a net unrealized appreciation of $725,313. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $3,120,000.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2012 to April 30, 2013, and the years ended October 31, 2012, October 31, 2011 and October 31, 2010, the fund paid investment adviser fees of $27,516, $51,906, $47,651, and $44,466, respectively.

On April 30, 2013, the fund had $4,861 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                              Shares          Amount

Balance at October 31, 2009              354,608.136     $ 4,538,431

Shares sold during 2010			  12,926.800         160,643
Shares redeemed during 2010              (39,476.642)       (489,727)

Balance at October 31, 2010              328,058.294     $ 4,209,347


Shares sold during 2011                   18,943.134         266,136
Shares redeemed during 2011              (31,823.224)       (453,229)

Balance at October 31, 2011              315,178.204     $ 4,022,254

Shares sold during 2012                   19,427.009         294,983
Shares redeemed during 2012              (14,291.005)       (226,931)
Reinvestment of Distributions,
    December 27, 2011                        215.509           3,217

Balance at October 31, 2012              320,529.717     $ 4,093,523

Shares sold during period                 19,582.215         312,017
Shares redeemed during period             (5,415.013)        (86,015)
Reinvestment of Distributions,
    December 29, 2012                     10,489.486         163,275

Balance at April 30, 2013                345,186.405     $ 4,482,800

UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2012 TO APRIL 30, 2013,
FOR THE YEARS ENDED OCTOBER 31, 2012, 2011, 2010 AND 2009, FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008, AND FOR THE YEAR ENDED JUNE 30, 2008 (UNAUDITED)


                   April  October  October  October  October  October     June
                    2012     2012     2011     2010     2009     2008     2008

NET ASSET VALUE,
  beginning
  of period      $ 15.35  $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94  $ 14.81

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
   (loss)           0.05    (0.02)    0.01    (0.02)   (0.01)   (0.01)    0.10
  Net gain (loss) on
   securities both realized
   and unrealized   0.82     0.74     1.33     2.03     0.58    (2.25)   (2.31)

Total from investment
   operations       0.87     1.72     1.34     2.01     0.57    (2.26)   (2.21)

DISTRIBUTIONS
 Dividends          0.51     0.01     0.00     0.00     0.02     0.00     0.34

NET ASSET VALUE,
   end of period $ 16.73  $ 15.35  $ 14.62  $ 13.28  $ 11.27  $ 10.68  $ 12.94

NET ASSETS, end of period
 $5,776,662 $4,921,128 $5,022,105  $4,606,704 $4,356,736 $3,996,997 $4,274,995

                   Actual** Actual   Actual   Actual   Actual   Actual  Actual

RATIO OF EXPENSES
  TO AVERAGE
    NET ASSETS*     0.87%**  1.73%    1.82%    1.89%    1.84%    0.64%    1.62%

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE
    NET ASSETS*     0.30%** (0.14)%   0.07%   (0.14)%  (0.07)%  (0.05)%   0.77%

PORTFOLIO TURNOVER
    RATE*           0.00%**  7.23%   11.37%   19.94%   16.23%    0.00%   25.03%

TOTAL RETURN       12.56%    5.06%   10.09%   17.83%    5.73%  (28.44)% (10.76)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2012 to April 30, 2013











The accompanying notes are an integral part of these statements.



GREATER WESTERN NEW YORK SERIES (A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF APRIL 30, 2013
(UNAUDITED)



GREATER WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)

ASSETS

Investments in securities, at fair value,
        identified cost of $592,514                          $ 1,081,069

Cash                                                             256,955

Accrued Interest and Dividends                                       510

Prepaid Expenses                                                     457
                                                              ----------

Total assets                                                 $ 1,338,991
                                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accrued Expenses								    $     1,934
                                                              ----------


NET ASSETS

Net assets (equivalent to $17.54 per share
    based on 76,214.830 shares of stock outstanding)           1,337,057
                                                              ----------

Total Liabilities and Net Assets                             $ 1,338,991
                                                              ==========

COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
      10,000,000 Shares Authorized,
      70,164.872 Shares Outstanding                            $ 937,350

Accumulated net investment loss                                  (88,849)

Net unrealized appreciation on investments                       488,556
                                                              ----------

Net assets at April 30, 2013                                  $1,337,057
                                                              ==========




The accompanying notes are an integral part of these statements.


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) SCHEDULE OF INVESTMENTS IN SECURITIES April 30, 2013 (UNAUDITED)


                                         Historical
Common Stocks - 100%	           Shares       Cost        Value


Electronics Components - 9.80%
  Astronics Corp.                  2,213     15,396     $ 61,521
  IEC Electronics Corp.            4,518      6,984       26,024
  TE Connectivity Ltd.             1,000     27,259       43,550
                                           --------     --------
                                             49,639      131,095
Medical Products & Supplies - 7.29%
  Bristol-Myers Squibb Co.         1,000     21,938       39,720
  Greatbatch  Inc.                   850     18,984       23,749
  Johnson & Johnson                  400     22,617       34,092
                                           --------     --------
                                             63,539       97,561
Electrical Equipment - 5.98%
  Corning, Inc.                    2,200     26,502       31,900
  General Electric Co.             1,450     35,248       32,320
  Ultralife Corporation            4,000     25,175       15,760
                                           --------     --------
                                             86,925       79,980
Retail - Specialty - 5.75%
  Fastenal Co.                       800     13,954       39,240
  Zumiez Inc.                      1,300     27,816       37,661
                                           --------     --------
                                             41,770       76,901
Railroads - 5.73%
  Genesee & Wyoming Class A          900      2,522       76,680

Foods & Beverages - 5.53%
  Constellation Brands Inc.        1,500     15,118       74,025

Computers - Services - 5.37%
  Computer Task Group Inc.         3,500     11,872       71,820

Aerospace - 5.06%
  Harris Corporation                 500     24,989       23,100
  Moog, Inc. Class A                 637     15,976       29,436
  Northrop Grumman                   200      2,294       15,148
                                           --------     --------
                                             43,259       67,684
Real Estate & Related - 5.00%
  Home Properties Inc.               400     14,797       25,784
  Sovran Self Storage                600     22,310       41,160
                                           --------     --------
                                             37,107       66,944
Banking & Finance - 4.81%
  Community Bank System            1,200     23,452       34,368
  M &T Bank Corp.                    300     29,839       30,060
                                           --------     --------
                                             53,291       64,428
Automotive - 3.25%
  Monro Muffler Brake Inc.         1,050     12,443       43,428

Commercial Services - 2.92%
  Harris Interactive, Inc.         2,200      6,935        3,630
  Paychex, Inc.                      975     25,852       35,500
                                           --------     --------
                                             32,787       39,130

Steel - 2.80%
  Gibraltar Industries Inc.        2,000     25,111       37,400

Metal Fabrication & Hardware - 2.54%
  Graham Corp.                     1,400     15,140       34,020

Computers - Software - 2.20%
  Oracle Corp.                       900     12,070       29,502

Environmental Services - 1.83%
  Ecology & Environment            2,000     25,399       24,540

Utilities - Natural Resources - 1.17%
  National Fuel Gas Co.              250      5,625       15,680

Office Equipment - 0.90%
  Xerox Corp.                      1,400     17,817       12,012

Packaging & Containers - 0.71%
  Mod Pac Corporation              1,130      4,875        9,435

Telecommunications - 0.56%
  Frontier Communications          1,800     17,872        7,488

Computers - Distributors - 0.53%
  Ingram Micro Inc.                  400      4,230        7,124

Instruments - 0.52%
  Taylor Devices                     877      4,394        6,990

Airlines - 0.26%
  Southwest Airlines Co.             250      3,447        3,425

Machinery - 0.14%
  Columbus McKinnon Corp.            100      2,344        1,878

Health Care Service Provider - 0.09%
  VirtualScopics Inc.              2,000      2,981        1,156

Industrial Materials - 0.06%
  Servotronics, Inc.                 100        937          743
                                           --------     --------

Total Investments in Securities             592,514    1,081,069


Schwab Money Market - 19.20%                             256,955
7 Day Yield .01%
                                           --------     --------

Total Invested Assets                     $ 592,514   $1,338,024
                                           ========     ========
GREATER WESTERN NEW YORK SERIES
 (A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES APRIL 30, 2013 (UNAUDITED)

Table of Industries

Industry                           Market Value       Pct.
------------------------------     -------------- 	   -----

Aerospace                          $       67,684      5.06%
Airlines                           $        3,425      0.26%
Automotive                         $       43,428      3.25%
Banking & Finance                  $       64,428      4.81%
Commercial Services                $       39,130      2.92%
Computers - Distributors           $        7,124      0.53%
Computers - Services               $       71,820      5.37%
Computers - Software               $       29,502      2.20%
Electrical Equipment               $       79,980      5.98%
Electronics Components             $      131,095      9.80%
Environmental Services             $       24,540      1.83%
Foods & Beverages                  $       74,025      5.53%
Health Care Service Provider       $        1,156      0.09%
Industrial Materials               $          743      0.06%
Instruments                        $        6,990      0.52%
Machinery                          $        1,878      0.14%
Medical Products & Supplies        $       97,561      7.29%
Metal Fabrication & Hardware       $       34,020      2.54%
Office Equipment                   $       12,012      0.90%
Packaging & Containers             $        9,435      0.71%
Railroads                          $       76,680      5.73%
Real Estate & Related              $       66,944      5.00%
Retail - Specialty                 $       76,901      5.75%
Steel                              $       37,400      2.80%
Telecommunications                 $        7,488      0.56%
Utilities - Natural Resources      $       15,680      1.17%
                                   --------------   --------
Total Equities                     $    1,081,069     80.80%

Cash & Equivalents
(7 day yield .01%)                 $      256,955     19.20%
                                   --------------   --------

Total Invested Assets              $    1,338,024    100.00%
                                   ==============   ========



The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF OPERATIONS FOR THE PERIOD FROM NOVEMBER 1, 2012 TO
APRIL 30, 2013, FOR THE YEARS ENDED OCTOBER 31, 2012, 2011 AND 2010
(UNAUDITED)

	                       4/2013       10/2012       10/2011       10/2010
INVESTMENT INCOME:
   Dividends                $ 8,017      $ 13,079      $ 10,191      $ 13,766
EXPENSES:
   Adviser Fees               7,165        13,035        11,610         9,447
   Reimbursement of Adviser Fees  0             0          (477)       (2,047)
   Legal and Professional       732         1,705         1,464         1,411
   Director's Fees            1,400         1,200         1,400             0
   D&O/E&O                      449           905           968           999
   Fidelity Bond                  0           136           112           107
   Taxes                        305           450           455           566
   Telephone                     20           167           190           154
   Registration Fees              0            90            75         1,998
   Custodian Fees             1,122         1,687         1,589         1,212
   Dues and Subscriptions       964         1,261         1,261         1,207
                           --------      --------      --------     ---------
Total expense                12,157        20,636        18,647        15,054
                           --------      --------      --------     ---------
Net investment income (loss) (4,140)       (7,557)       (8,456)       (1,288)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) from securities
      transactions          (10,207)      (23,948)       13,478           (95)
   Unrealized appreciation (depreciation)
      during the period     160,439        87,830        76,352       175,651
                           --------      --------      --------     ---------
   Net gain (loss)
       on investments       150,232        63,882        89,830       175,556
                           --------      --------      --------     ---------

CHANGE IN NET ASSETS FROM
       OPERATIONS          $146,092      $ 56,325       $81,374      $174,268
                           ========      ========      ========     =========

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD FROM NOVEMBER 1, 2012 TO APRIL 30, 2013, FOR THE YEARS ENDED OCTOBER 31, 2012, 2011 AND 2010 (UNAUDITED)

                             4/2013       10/2012       10/2011       10/2010
DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment
    income (loss)          $ (4,140)    $  (7,557)    $  (8,456)    $  (1,288)
Net realized gain (loss) from
    securities transactions (10,207)      (23,948)       13,478           (95)
Net change in unrealized
    appreciation (depreciation)
    of investments          160,439        87,830        76,352       175,651
                           --------      --------      --------     ---------
Change in net assets
    from operations         146,092        56,325        81,374       174,268

CAPITAL SHARE TRANSACTIONS:
   Sales                     97,719        98,950        68,765        58,125
   Redemptions               (8,234)       (7,954)      (25,705)      (97,153)
                           --------      --------      --------     ---------
Total capital share
   transactions              89,485        90,996        43,060       (39,028)
                           --------      --------      --------     ---------
Increase (decrease)
   in net assets            235,577       147,321       124,434       135,240

NET ASSETS:
   Beginning of period    1,101,480       954,159       829,725       694,485
                           --------      --------      --------     ---------
   End of period         $1,337,057    $1,101,480    $  954,159    $  829,725
                           ========      ========      ========     =========

The accompanying notes are an integral part of these statements.

GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) NOTES TO FINANCIAL STATEMENTS APRIL 30, 2012 (UNAUDITED)



NOTE A - SCOPE OF BUSINESS

The Greater Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value and is in compliance with FASB ASC 820-10-50. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value. As of April 30, 2012 all securities are valued through an exchange. In cases where market prices are unreliable or not readily available, for example, when trading on securities are halted as permitted by the SEC or when there is no trading volume on an Over-the-Counter security held by the Fund, the Fund relies on fair value pricing provided by the Adviser. In performing its fair value pricing, the Adviser acts under the ultimate supervision of, and follows, the policies of the Board of Directors. The Board of Directors retains the right to determine its own fair value price should it have reason to believe the price provided by the Adviser does not reflect fair value. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. As of October 31, 2012 the Series has capital loss carryforwards of $26,539 which expire in six years.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the period from November 1, 2012 to April 30, 2013, the Series purchased $0 of common stock. During the same period, the Series sold $13,445 of common stock.

For the year ended October 31, 2012, the Series purchased $53,214 of common stock. During the same period, the Series sold $518 of common stock.

For the year ended October 31, 2011, the Series purchased $17,743 of common stock. During the same period, the Series sold $19,331 of common stock.

For the year ended October 31, 2010, the Series purchased $0 of common stock. During the same period, the Series sold $62,788 of common stock.

At April 30, 2013, the gross unrealized appreciation for all securities totaled $ 525,647 and the gross unrealized depreciation for all securities totaled $37,091, or a net unrealized appreciation of $488,556. The aggregate cost of securities for federal income tax purposes at April 30, 2013 was $592,514.

At October 31, 2012, the gross unrealized appreciation for all securities totaled $386,389 and the gross unrealized depreciation for all securities totaled $58,272 or a net unrealized appreciation of $328,117. The aggregate cost of securities for federal income tax purposes at October 31, 2012 was $616,678.

At October 31, 2011, the gross unrealized appreciation for all securities totaled $322,675 and the gross unrealized depreciation for all securities totaled $82,389, or a net unrealized appreciation of $240,286. The aggregate cost of securities for federal income tax purposes at October 31, 2011 was $590,421.

At October 31, 2010, the gross unrealized appreciation for all securities totaled $232,538 and the gross unrealized depreciation for all securities totaled $67,942 or a net unrealized appreciation of $164,596. The aggregate cost of securities for federal income tax purposes at October 31, 2010 was $581,314.


NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa Stanton Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa Stanton Asset Management, LLC is a
Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa Stanton Asset
Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa Stanton Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the period from November 1, 2012 to April 30, 2013, and the years ended October 31, 2012, October 31, 2011 and October 31, 2010, the fund paid investment adviser fees of $7,165, $13,035, $11,133, and $7,400 respectively.

On April 30, 2013 the fund had $1,277 included in accrued expenses, as owed to Carosa Stanton Asset Management, LLC.


NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                                    Shares       Amount


Balance at October 31, 2009                      65,268.173     $752,837

Shares sold during 2010                           4,648.388       58,125
Shares redeemed during 2010                      (8,041.491)     (97,153)

Balance at October 31, 2010                      61,875.070    $ 713,809

Shares sold during 2011                           4,792.983       68,765
Shares redeemed during 2011                      (1,740.992)     (25,705)

Balance at October 31, 2011                      64,927.061    $ 756,869

Shares sold during 2012                           6,569.287       98,950
Shares redeemed during 2012                        (555.259)      (7,954)

Balance at October 31, 2012                      70,941.089    $ 847,865


Shares sold during period                         5,768.550       97,719
Shares redeemed during period                      (494.809)      (8,234)

Balance at April 30, 2013                        76,214.830    $ 937,350


GREATER WESTERN NEW YORK SERIES (A SERIES WITHIN BULLFINCH FUND, INC.) FINANCIAL HIGHLIGHTS (SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE PERIOD FROM NOVEMBER 1, 2012 TO APRIL 30, 2013,
FOR THE YEARS ENDED OCTOBER 31, 2012, 2011, 2010 AND 2009 AND
FOR THE FOUR MONTHS ENDED OCTOBER 31, 2008 AND FOR THE YEAR ENDED
JUNE 30, 2008 (UNAUDITED)

                   April  October  October  October  October  October     June
                    2013     2012     2011     2010     2009     2008     2008
NET ASSET VALUE,
   beginning of
   period         $15.53   $14.70   $13.41  $ 10.64  $ 11.02  $ 12.90  $ 14.85

INCOME FROM INVESTMENT OPERATIONS
  Net investment income
    (loss)         (0.05)   (0.11)   (0.13)   (0.02)    0.01    (0.02)    0.00
  Net gain (loss) on
    securities both
    realized and
    unrealized       2.06    0.94     1.42     2.79    (0.39)   (1.86)   (2.43)
Total from investment
    operations       2.01    0.83     1.29     2.77    (0.38)   (1.88)   (2.43)

DISTRIBUTIONS
    Dividends        0.00    0.00     0.00     0.00     0.00     0.00     0.48

NET ASSET VALUE, end of
   period          $17.54  $15.53 $ 14.70  $ 13.41  $ 10.64  $ 11.02  $ 12.90

NET ASSETS, end of period
   $1,337,057 $1,090,202  $954,159   $829,725   $694,485   $771,566   $763,944


                   Actual** Actual   Actual   Actual   Actual   Actual  Actual

RATIO OF EXPENSES TO AVERAGE
   NET ASSETS*     1.01%**  1.97%    2.00%    2.00%    2.00%    0.79%    2.00%

RATIO OF EXPENSES TO AVERAGE NET ASSETS BEFORE
   REIMBURSEMENT*  1.01%**  1.97%    2.06%    2.28%    2.28%    0.79%    2.03%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
   NET ASSETS*    (0.34)%**(0.72)%  (0.91)%  (0.17)%   0.11%   (0.21)%  (0.01)%

PORTFOLIO TURNOVER RATE*
                   0.00%**  0.05%    1.91%    0.00%    4.02%    6.07%   16.22%

TOTAL RETURN      12.94%    5.65%    9.62%   26.03%   (3.45)% (26.93)% (10.18)%

* Per share amounts calculated using the average shares method
** The ratios presented were calculated using operating data for the six-month period from November 1, 2012 to April 30, 2013.

The accompanying notes are an integral part of these statements.


ADDITIONAL INFORMATION

EXPENSE TABLE           Beginning        Ending
                    Account Value Account Value    Annualized  Expenses Paid
ACTUAL                    11/1/12     4/30/13 Expense Ratio During Period+
Unrestricted Series	$ 1,000.00	$ 1,125.60	        0.87%	      $  4.59
Greater Western
   New York Series	  1,000.00	  1,129.40	        1.01%	      $  5.33
HYPOTHETICAL+
Unrestricted Series	  1,000.00	  1,025.00	        0.87%	      $  4.37
Greater Western
   New York Series	  1,000.00	  1,025.00	        1.01%	      $  5.07

+     Expenses are equal to each Series' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
(181) in the most recent fiscal half-year, then divided by 365.
++    Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, regulatory fees and other Fund expenses. Such expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2012 to April 30, 2013).

The Expense Table illustrates your Fund's costs in two ways.

* ACTUAL EXPENSES. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case - because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission
(the "SEC") requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.




BOARD OF DIRECTORS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's SAI includes additional information about the Fund's Directors, and is available without charge, by calling (585) 624-3150 or 1-888-BULLFINCH. Each director may be contacted by writing to the director c/o Bullfinch Fund, Inc. 3909 Rush Mendon Road, Mendon,
New York 14506


The directors and officers of the Fund are:

NAME, AGE                POSITON(S)    TERM OF OFFICE        PRINCIPLE        NUMBER OF        OTHER
ADDRESS                  HELD WITH     AND LENGTH OF      OCCUPATION(S)      PORTFOLIOS  DIRECTORSHIPS
                    FUND         TIME SERVED        DURING PAST         IN FUND       HELD BY
                                                             5 YEARS           COMPLEX       DIRECTOR
                                                                             OVERSEEN BY
                                                                              DIRECTOR
-----------------------------------------------------------------------------------------------------

                                           INTERESTED PERSONS*
Christopher Carosa, 52  President;      Term of Office:  President, Founder       2            N/A
  2 Lantern Lane        Director;       N/A              Carosa Stanton
  Honeoye Falls,        Chairman of     Length of Time   Asset Management, LLC;
  New York 14472        Board; Chief    Served:          President, Director
                        Compliance      Since 1997       and Chairman of the
                        Officer                          Board, Bullfinch Fund, Inc.

Gordon Stanton, 54      Vice-President; Term of Office:  Vice-President, Founder       2            N/A
  17 East 96 St.        Director;       N/A              Carosa Stanton
  Apt 7C                                Length of Time   Asset Management, LLC;
  New York,                             Served:          Vice-President,
  NY  10128                             Since 1997       and Director,
                                                         Bullfinch Fund, Inc.;
                                                         Associate, Brown Harris

                                                         Stevens Residential

Betsy Kay Carosa, 52    Corporate       Term of Office:  Office Manager           2            N/A
  2 Lantern Lane        Secretary       N/A              Carosa Stanton
  Honeoye Falls,                        Length of Time   Asset Management, LLC;
  NY  14472                             Served:          Corporate Secretary,
                                        Since 1997       Bullfinch Fund, Inc.

                                           INDEPENDENT DIRECTORS

Thomas M. Doeblin, 53   Director;       Term of Office:  Teacher                    2            N/A
  73 San Gabriel Drive  Audit           N/A              Pittsford-Mendon High
  Rochester,            Committee       Length of Time   School
  NY  14610                             Served:
                                        Since 2006

John P. Lamberton, 53   Director        Term of Office:  Founder, General Partner   2            N/A
  143-49 38th Ave, 3rd Floor            N/A              Cape Bojador Capital
  Flushing,                             Length of Time   Management; Managing
  NY   11354                            Served:          Director, HSBC
                                        Since 2003       Securities

William E.J. Martin, 53 Director        Term of Office:  Managing Member,        2            N/A
  4410 Woodlawn Ave. N                  N/A              Chipman and Martin, LLC;
  Seattle,                              Length of Time   Consultant, Robson Forensic;
  WA  98103                             Served:          Aecon Buildings, Inc.;
                                        Since 1997       Project Manager,
                                                         American Home Builders

Bryan D. Hickman, 68    Director        Term of Office:  President                2            N/A
  6288 Bobble Hill Road Audit           N/A              Coach & Equipment
  Naples,               Committee       Length of Time   Manufacturing Co.
  NY 14512-9700                         Served:
                                        Since 2008

Lois Irwin, 61         Director        Term of Office:  Marketing Consultant     2            N/A
  33 Oak Meadow Trail                   N/A              Complemar Partners;
  Pittsford,                            Length of Time   President, Icon Design;
  NY  14534                             Served:          General Manager, Xerox
                                        Since 2006

Michael W. Reynolds, 52 Director        Term of Office:  President                2            N/A
  105 Dorchester Road   Audit           N/A              Reynolds & Company
  Buffalo,              Committee       Length of Time
  NY  14213                             Served:
                                        Since 2000




PROXY VOTING GUIDELINES
Carosa Stanton Asset Management, LLC, the Fund's Investment Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling (555) 624-3150 or 1-888-BULLFINCH.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


DISCLOSURE REGARDING THE BOARD OF DIRECTORS' APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT

At the Board's Annual Meeting, the Independent Directors of the Board met separately to discuss the Adviser and reported the conclusions to the Board. In determining whether to renew the Management and Investment Advisory Agreements between the Fund and Carosa Stanton Asset Management, LLC,
(the Adviser), the Board of Directors requested, and the Adviser provided information relevant to the Board's consideration. Among the factors the Board considered were:

1) Nature, extent and quality of service provided by the Adviser - the Independent Directors noted the unprecedented access they have to the Adviser, the quick responsiveness to requests and the positive review following Mr. Lamberton's multi-day visits all show the high quality of service provided by the Adviser.
2) The overall performance of the Funds relative to the performance of other funds in the Funds' peer group.
3) In addition, the Board compared expenses of each Fund to the expenses of its peers.
4) The Board also considered the fact that Adviser has implemented breakpoints in the Funds' advisory fee schedule and the Board agreed that this type of fee structure remained reasonable and fair to shareholders.
5) They noted the range of investment advisory and administrative services provided by the Adviser to the Fund.
6) They also took note of the fact that the Fund is not subject to sales charges or Rule 12b-1 fees.
7) The Board also reviewed financial information concerning the Adviser's brokerage practices, including soft dollar arrangements, and noted that these were reasonable.

Based upon their review and consideration of these factors and other matters deemed relevant, the Board concluded that the terms of the Investment Management Agreements are fair and reasonable and the Board voted to renew the Agreements.

Item 2 - CODE OF ETHICS.


      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.


            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   10/31/2012     10/31/2011

            Audit Fees              $13,250          $13,000

            Audit-Related Fees      $     0          $     0
            Tax Fees                $ 2,000          $ 2,000
            All Other Fees          $     0          $     0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: June 27, 2013



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa

    ----------------------------------------

    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: June 27, 2013